Equity (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Equity Compensation Plans

EQUITY COMPENSATION PLANS:    The following table summarizes TSYS’ equity compensation plans by category as of December 31, 2015:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights	(b) Weighted-average exercise price of outstanding options, warrants and rights		(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	4,475	$28.07	[1]	8,550	[2]

The Company does not have any equity compensation plans that were not approved by security holders.

1	Weighted-average exercise price represents 2,887 thousand options only and does not include performance shares and other awards that have no exercise price.

2	Shares available for future grants under the Total System Services Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.